Nature of Business and Basis of Presentation - Additional Information (Q1) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 23, 2024	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable				$ 7,500
Inmagene [Member] | Loan Agreement | Merger Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable			$ 7,500	7,500
Inmagene [Member] | Loan Agreement | Merger Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 22,500			$ 22,500
Inmagene [Member] | Loan Agreement | Merger Agreement | Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable		$ 7,500